UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09449

Nuveen Insured California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.0% (2.7% of Total Investments)
$ 14,155	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	$ 9,079,583
	Bonds, Series 2007A-2, 0.000%, 6/01/37
	Education and Civic Organizations – 4.9% (3.3% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,701,398
	2002A, 5.250%, 10/01/30
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 –	11/12 at 100.00	Aa2	9,335,700
	AMBAC Insured
10,675	Total Education and Civic Organizations			11,037,098
	Health Care – 6.4% (4.4% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A–	5,045,500
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/13 at 100.00	AA	2,896,382
	Children’s Hospital, Series 2003C, 5.000%, 8/15/20 – AMBAC Insured
5,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,765,900
	Series 2006, 5.000%, 3/01/41
1,748	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,891,669
	System, Trust 2554, 18.449%, 7/01/47 – AGM Insured (IF)
14,563	Total Health Care			14,599,451
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	Baa1	1,004,380
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue	7/11 at 102.00	AAA	1,963,198
	Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative
	Minimum Tax)
2,905	Total Housing/Multifamily			2,967,578
	Housing/Single Family – 0.2% (0.1% of Total Investments)
350	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	357,914
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Industrials – 1.1% (0.7% of Total Investments)
2,435	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	2,503,375
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
	Long-Term Care – 1.3% (0.9% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A–	3,031,830
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
	Tax Obligation/General – 27.6% (18.8% of Total Investments)
5,920	Cajon Valley Union School District, San Diego County, California, General Obligation Bonds,	8/10 at 102.00	AA–	6,088,187
	Series 2002B, 5.125%, 8/01/32 – NPFG Insured
900	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A1	930,087
8,250	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – NPFG Insured	2/12 at 100.00	A1	8,541,473
3,375	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	2,800,136
	2006C, 0.000%, 8/01/31 – AGM Insured
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	234,108
	Series 2003A, 5.000%, 6/01/28 – AGM Insured
2,730	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	8/18 at 100.00	AAA	3,076,301
	Trust 2668, 9.389%, 8/01/28 – AGM Insured (IF)
10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	Aa2	10,383,700
	2002A, 5.000%, 8/01/25 – FGIC Insured
1,000	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	1,098,550
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/25 – AGM Insured (UB)
1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,515,585
	2002, 5.000%, 8/01/28 – AGM Insured
2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	1,950,520
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	A1	2,581,350
	2002, 5.250%, 8/01/21 – FGIC Insured
375	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	388,804
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,250	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	3,454,328
	Election of 1998, Series 2001C, 5.000%, 7/01/22 – AGM Insured
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	8/19 at 100.00	AAA	1,789,800
	Bond Trust 3646, 17.500%, 8/01/40 (IF)
3,500	San Mateo County Community College District, California, General Obligation Bonds, Series	9/12 at 100.00	Aaa	3,624,495
	2002A, 5.000%, 9/01/26 – FGIC Insured
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	10,244,100
	2002A, 5.000%, 8/01/23 – AGM Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	3,941,004
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
60,935	Total Tax Obligation/General			62,642,528
	Tax Obligation/Limited – 45.6% (31.0% of Total Investments)
1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	1,466,124
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/11 at 101.00	AAA	7,150,529
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
2,200	California Infrastructure Economic Development Bank, Los Angeles County, Revenue Bonds,	9/13 at 101.00	N/R	2,028,796
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A2	2,951,262
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
465	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	454,310
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,400	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,245,146
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	A	7,001,091
	Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – NPFG Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	5/11 at 101.00	A	2,912,239
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
8,170	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	A2	8,221,308
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	N/R	4,025,120
	5.000%, 9/01/21 – AMBAC Insured
7,780	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	7,144,763
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
7,700	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	6,968,346
	Revenue Bonds, Tender Option Bonds Trust 2091, 9.523%, 6/01/45 – AGC Insured (IF)
1,300	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Ba1	1,091,415
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	N/R	2,097,297
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/11 at 102.00	A+	3,342,360
	Area 1, Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/12 at 102.00	A+	3,433,490
	Area 1, Series 2002, 5.000%, 9/01/22 – AMBAC Insured
845	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	753,960
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	A+	1,468,088
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
7,000	Los Angeles, California, Certificates of Participation, Series 2002, 5.200%, 4/01/27 –	4/12 at 100.00	A+	7,077,840
	AMBAC Insured
8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A+	8,760,267
	Series 2001, 5.200%, 8/01/29 – AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	A	4,743,400
	Area 1, Series 2002, 5.000%, 4/01/25 – NPFG Insured
405	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	364,261
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside	6/12 at 101.00	A	4,541,320
	County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured
505	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	505,990
	8/01/25 – AMBAC Insured
3,175	San Buenaventura, California, Certificates of Participation, Series 2001C, 5.250%, 2/01/31 –	2/11 at 101.00	N/R	3,054,668
	AMBAC Insured
3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/10 at 100.50	Baa2	3,618,622
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	4,174,280
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	A	990,510
	2005A, 5.000%, 8/01/28 – NPFG Insured
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/10 at 100.00	A	2,119,954
	Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
105,880	Total Tax Obligation/Limited			103,706,756
	Transportation – 5.4% (3.7% of Total Investments)
7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	7,554,675
	Bonds, Series 1999, 5.875%, 1/15/29
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,272,116
2,300	5.250%, 5/01/17 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,372,128
11,985	Total Transportation			12,198,919
	U.S. Guaranteed – 20.4% (13.9% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,580,320
	5/01/18 (Pre-refunded 5/01/12)
35	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	38,808
	Series 2002X, 5.150%, 12/01/23 (Pre-refunded 12/01/12) – FGIC Insured
2,250	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	2,675,723
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured
8,900	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/11 at 100.00	AA (4)	9,352,031
	of Participation, Series 2001B, 5.000%, 7/01/30 (Pre-refunded 7/01/11) – FGIC Insured
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002B:
1,135	5.125%, 8/01/23 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,164,612
1,190	5.125%, 8/01/24 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,221,047
1,245	5.125%, 8/01/25 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,277,482
1,255	5.125%, 8/01/26 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,287,743
2,070	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/10 at 102.00	AAA	2,124,379
	2002G, 5.125%, 8/01/26 (Pre-refunded 8/01/10) – AGM Insured
4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,364,450
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (4)	5,466,800
	5.125%, 1/01/27 (Pre-refunded 7/01/12) – NPFG Insured
3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	3,991,983
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,980	Santa Clarita Community College District, Los Angeles County, California, General Obligation	8/11 at 101.00	AA (4)	3,175,577
	Bonds, Series 2002, 5.125%, 8/01/26 (Pre-refunded 8/01/11) – FGIC Insured
2,460	Vacaville Unified School District, Solano County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,617,834
	2002, 5.000%, 8/01/26 (Pre-refunded 8/01/11) – AGM Insured
42,400	Total U.S. Guaranteed			46,338,789
	Utilities – 14.6% (9.9% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AAA	9,112,410
	Facilities, Series 2002A, 5.000%, 10/01/27 – AGM Insured
10,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	A	10,396,000
	Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)
2,490	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,285,372
	2007A, 5.000%, 11/15/35
830	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	773,485
	9/01/31 – SYNCORA GTY Insured
1,775	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/10 at 100.00	A	1,775,107
	1998A, 5.200%, 7/01/32 – NPFG Insured
3,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001N,	8/11 at 100.00	A+	3,020,850
	5.000%, 8/15/28 – NPFG Insured
5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission	7/12 at 100.00	AAA	5,802,165
	Project, Series 2002A, 4.750%, 7/01/19 – AGM Insured
32,725	Total Utilities			33,165,389
	Water and Sewer – 14.3% (9.7% of Total Investments)
2,965	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	3,184,469
	Series 2002X, 5.150%, 12/01/23 – FGIC Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	753,593
	10/01/36 – AGM Insured
570	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	573,403
	5.000%, 4/01/36 – NPFG Insured
4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	4,769,820
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – AGM Insured
2,085	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aa3	2,036,523
	12/01/33 – NPFG Insured
500	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	A+	505,164
	5.000%, 6/01/31 – NPFG Insured
9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	9,388,447
	5.000%, 2/01/33 – FGIC Insured (UB)
8,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	8,280,079
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 – SYNCORA GTY Insured	12/14 at 100.00	AA	1,413,243
1,415	5.500%, 12/01/21 – SYNCORA GTY Insured	12/14 at 100.00	AA	1,515,139
31,285	Total Water and Sewer			32,419,880
$ 333,293	Total Investments (cost $325,392,709) – 147.1%			334,049,090
	Floating Rate Obligations – (3.3)%			(7,385,000)
	Other Assets Less Liabilities – 1.9%			4,247,129
	Auction Rate Preferred Shares, at Liquidation Value – (45.7)% (5)			(103,750,000)
	Net Assets Applicable to Common Shares – 100%			$ 227,161,219

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$334,049,090	$ —	$334,049,090

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $317,641,623.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$15,101,326
Depreciation	(6,078,573)
Net unrealized appreciation (depreciation) of investments	$ 9,022,753

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured California Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010